Contingent liabilities and contingent assets	6 Months Ended
Dec. 31, 2021
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets

31       Contingent liabilities and contingent assets

31.1    Contingent liabilities

The Group had contingent liabilities at 31 December 2021 in respect of:

(i)    Transfer fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Group considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £122,604,000 (30 June 2021: £91,993,000; 31 December 2020: £85,960,000). No material adjustment was required to the amounts included in the cost of registrations during the period (2020: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the statement of profit or loss (2020: no material impact). As of 31 December 2021, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	69,802	9,676	79,478
International appearances	10,989	1,120	12,109
Awards	31,017	—	31,017
	111,808	10,796	122,604

31       Contingent liabilities and contingent assets (Continued)

31.1    Contingent liabilities (Continued)

(ii)        Tax matters

We are currently in active discussions with UK tax authorities over a number of tax areas in relation to arrangements with players and players’ representatives. It is possible that in the future, as a result of discussions between the Group and UK tax authorities, as well as discussions UK tax authorities are holding with other stakeholders within the football industry, interpretations of applicable rules will be challenged, which could result in liabilities in relation to these matters. The information usually required by IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’, is not disclosed on the grounds that it is not practicable to be disclosed.

(iii)        Legal matters

While we are involved from time to time in various claims and lawsuits arising in the normal course of business, there are no pending claims or legal proceedings to which the Group is a party which we expect to have a material effect on the Group’s financial position, results of operations or cash flows.

31.2       Contingent assets

(i)          Transfer fees

Under the terms of certain contracts with other football clubs in respect of player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 31 December 2021, the amount of such receipt considered to be probable was £nil (30 June 2021: £75,000; 31 December 2020: £1,314,000).